FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4084


                       Hawaiian Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2007

                  Date of reporting period: June 30, 2007


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)


                             Hawaiian Tax-Free Trust
                             Schedule of Investments
                                  June 30, 2007
                                   (unaudited)

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              Principal      Security                                                    Moody's/S&P
               Amount        Description                                                   Ratings               Value (a)
               ------        -----------                                                   --------              ------
Municipal Bonds (100.8%):
Hawaii (92.5%):
Hawaii General Obligation Bonds (54.9%)

                             City and County of Honolulu, Hawaii,
                              Series A, FGIC Insured
             $ 9,970,000     7.350%, 07/01/07                                              Aaa/AAA           $  9,970,886
              3,600,000      7.350%, 07/01/08                                              Aaa/AAA              3,723,948
              1,715,000      6.000%, 01/01/11                                              Aaa/AAA              1,828,533
                5,000        5.750%, 04/01/11                                              Aaa/AAA                  5,306
              1,580,000      6.000%, 01/01/12                                              Aaa/AAA              1,710,018
              3,025,000      5.750%, 04/01/13                                              Aaa/AAA              3,288,992

                             City and County of Honolulu, Hawaii,
                             Series A, FSA Insured
              2,500,000      5.000%, 09/01/09                                              Aaa/AAA              2,557,750

                             City and County of Honolulu, Hawaii,
                             Series A, FSA Insured,
                             Prerefunded 09/01/11 @100, Collateral:
                             U.S. Treasury Obligations &
                             Resolution Funding Corp.
              3,500,000      5.375%, 09/01/18                                              Aaa/AAA              3,689,245
              2,000,000      5.125%, 09/01/20                                              Aaa/AAA              2,089,140

                             City and County of Honolulu, Hawaii, Series
                             A, MBIA Insured
              9,335,000      5.000%, 07/01/21                                              Aaa/AAA              9,747,140
              5,000,000      5.000%, 07/01/22                                              Aaa/AAA              5,210,450

                             City and County of Honolulu, Hawaii, Series
                              A, MBIA Insured, Prerefunded
                             03/01/13 @100, Collateral: U.S. Government Securities
              1,885,000      5.250%, 03/01/15                                              Aaa/AAA              2,002,134
              3,005,000      5.250%, 03/01/17                                              Aaa/AAA              3,191,731
              1,255,000      5.250%, 03/01/18                                              Aaa/AAA              1,332,986

                             City and County of Honolulu, Hawaii, 1993
                             Series A, FGIC - TCRS Insured,
                             Escrowed to Maturity, Collateral: U.S. Government
                             Securities
              4,110,000      6.000%, 01/01/11                                             #Aaa/AAA              4,384,836
               920,000       6.000%, 01/01/12                                             #Aaa/AAA                995,311

                             City and County of Honolulu, Hawaii
                             1994 Series A,
                             FGIC Insured, Escrowed to Maturity, Collateral:
                             U.S. Government Securities
              3,995,000      5.750%, 04/01/11                                              Aaa/NR               4,245,247
               775,000       5.750%, 04/01/13                                              Aaa/AAA                843,464

                             City and County of Honolulu, Hawaii
                             Refunded - 1995 Series A,
                             Escrowed to Maturity, MBIA Insured, Collateral:
                             U.S. Government Securities
              1,355,000      6.000%, 11/01/09                                             #Aaa/AAA              1,419,959
               860,000       6.000%, 11/01/09                                              Aaa/AAA                901,228
              1,090,000      6.000%, 11/01/10                                              Aaa/AAA              1,160,959
               410,000       6.000%, 11/01/10                                             #Aaa/AAA                436,691

                             City and County of Honolulu, Hawaii, 2003-
                             Series A, MBIA Insured,
                             Unrefunded Portion
              1,115,000      5.250%, 03/01/15                                              Aaa/AAA              1,187,765
              1,775,000      5.250%, 03/01/17                                              Aaa/AAA              1,881,607
               745,000       5.250%, 03/01/18                                              Aaa/AAA                787,815

                             City and County of Honolulu, Hawaii,
                             Series B,
                             FGIC Insured, Unrefunded Portion
              7,310,000      5.500%, 10/01/11                                              Aaa/AAA              7,744,872

                             City and County of Honolulu, Hawaii,
                             Series B, FGIC Insured,
                             Prerefunded 11/01/07 @101,Collateral: U.S.
                             Treasury Obligations & Agencies
               930,000       5.000%, 11/01/13                                              Aaa/AAA                942,946
              1,060,000      5.000%, 11/01/14                                              Aaa/AAA              1,074,755
               530,000       5.000%, 11/01/16                                              Aaa/AAA                537,378
              1,400,000      5.000%, 11/01/17                                              Aaa/AAA              1,419,488

                             City and County of Honolulu, Hawaii,
                             Series B,  FGIC Insured,
                             Prerefunded 07/01/09 @101, Collateral: U.S.
                             Treasury & Agency Obligations
              2,595,000      5.125%, 07/01/15                                              Aaa/AAA              2,683,334

                             City and County of Honolulu, Hawaii, Series B,
                             FGIC Insured, Prerefunded to
                             07/01/09 @101, Collateral: U.S. Government Securities
              4,490,000      5.000%, 07/01/19                                              Aaa/AAA              4,632,153
              1,395,000      5.000%, 07/01/20                                              Aaa/AAA              1,439,166

                             City and County of Honolulu, Hawaii,
                             Series C,
                             FGIC Insured
              7,750,000      5.125%, 07/01/14                                              Aaa/AAA              7,997,225
              2,510,000      5.000%, 07/01/18                                              Aaa/AAA              2,581,209

                             City and County of Honolulu, Hawaii, Series C,
                             MBIA Insured
              6,740,000      5.000%, 07/01/18                                              Aaa/AAA              7,084,010


                             City and County of Honolulu, Hawaii,  Series D,
                             MBIA Insured
              3,750,000      5.000%, 07/01/19                                              Aaa/AAA              3,931,050
              6,080,000      5.000%, 07/01/21                                              Aaa/AAA              6,348,432

                             City and County of Honolulu, Hawaii, Series F,
                             FGIC Insured
              1,000,000      5.250%, 07/01/19                                              Aaa/AAA              1,067,830
              5,335,000      5.250%, 07/01/20                                              Aaa/AAA              5,682,042

                             City and County of Honolulu, Hawaii, Water Utility
                             Refunding and Improvement, Escrowed
                             to Maturity, FGIC Insured, Collateral: U.S.
                             Government Securities
              1,125,000      6.000%, 12/01/12                                              Aaa/AAA              1,233,934
              1,050,000      6.000%, 12/01/15                                              Aaa/AAA              1,192,989

                             County of Hawaii, Series A, CIFG Insured
              2,850,000      5.000%, 07/15/20                                              Aaa/AAA              2,995,749

                             County of Hawaii
                             , Series A, FGIC Insured
              3,170,000      5.500%, 05/01/08                                              Aaa/AAA              3,213,556
              2,500,000      5.550%, 05/01/09                                              Aaa/AAA              2,573,075
              4,905,000      5.600%, 05/01/11                                              Aaa/AAA              5,187,430
              1,000,000      5.600%, 05/01/12                                              Aaa/AAA              1,069,930
              1,000,000      5.600%, 05/01/13                                              Aaa/AAA              1,080,690

                             County of Hawaii, Series A, FGIC Insured,
                             Prerefunded to 07/15/11 @ 100,
                             Collateral: State & Local Government Series 100%
              1,465,000      5.500%, 07/15/16                                              Aaa/AAA              1,549,897

                             County of Hawaii, Series A, FSA Insured,
                             Prerefunded to 05/15/09 @ 101,
                             Collateral State & Local Government Series 100%
              1,000,000      5.400%, 05/15/15                                              Aaa/AAA              1,037,400
              1,470,000      5.625%, 05/15/18                                              Aaa/AAA              1,530,858

                             County of Hawaii
                             , Series A, FSA Insured
              1,000,000      5.000%, 07/15/16                                              Aaa/AAA              1,045,450
              2,000,000      5.000%, 07/15/17                                              Aaa/AAA              2,085,480
              1,000,000      5.000%, 07/15/18                                              Aaa/AAA              1,040,040

                             County of Hawaii, Series C, AMBAC Insured
              1,755,000      5.000%, 07/15/20                                              Aaa/AAA              1,874,726
              1,840,000      5.000%, 07/15/21                                              Aaa/AAA              1,968,579

                             County of Kauai, Hawaii, MBIA Insured, Prerefunded
                             08/01/11 @100,
                             Collateral: State & Local Government Series 100%
               140,000       5.625%, 08/01/13                                              Aaa/AAA                148,845
               560,000       5.625%, 08/01/14                                              Aaa/AAA                595,381
               355,000       5.625%, 08/01/17                                              Aaa/AAA                377,429
               345,000       5.625%, 08/01/18                                              Aaa/AAA                366,797
               805,000       5.500%, 08/01/20                                              Aaa/AAA                852,109

                             County of Kauai, Hawaii, MBIA Insured, Unrefunded
                             Portion
               985,000       5.625%, 08/01/13                                              Aaa/AAA              1,044,947
              1,060,000      5.625%, 08/01/14                                              Aaa/AAA              1,123,695
               680,000       5.625%, 08/01/17                                              Aaa/AAA                719,290
               655,000       5.625%, 08/01/18                                              Aaa/AAA                692,342
              1,555,000      5.500%, 08/01/20                                              Aaa/AAA              1,634,041

                             County of Kauai, Hawaii, Series A, FGIC Insured
              1,000,000      5.000%, 08/01/23                                              Aaa/AAA              1,039,670
              1,500,000      5.000%, 08/01/25                                              Aaa/AAA              1,556,415

                             County of Kauai, Hawaii,
                             Series A, FGIC Insured, Prerefunded
                              08/01/10 @100, Collateral: State & Local Government
                             Series 100%
              1,000,000      6.125%, 08/01/13                                              Aaa/AAA              1,064,100
              1,010,000      6.250%, 08/01/14                                              Aaa/AAA              1,078,357
              1,000,000      6.250%, 08/01/15                                              Aaa/AAA              1,067,680
              1,000,000      6.250%, 08/01/16                                              Aaa/AAA              1,067,680
              1,275,000      6.250%, 08/01/17                                              Aaa/AAA              1,361,292

                             County of Kauai, Hawaii, 2005-Series A, FGIC Insured
              1,560,000      5.000%, 08/01/16                                              Aaa/AAA              1,651,213
              2,010,000      5.000%, 08/01/17                                              Aaa/AAA              2,120,470
              2,060,000      5.000%, 08/01/18                                              Aaa/AAA              2,166,008
              1,075,000      5.000%, 08/01/19                                              Aaa/AAA              1,127,331

                             County of Kauai, Hawaii
                             Refunding Bonds, Series B & C,
                             AMBAC Insured
              1,355,000      5.900%, 08/01/08                                              Aaa/AAA              1,384,715
               435,000       5.900%, 08/01/08                                              Aaa/AAA                444,540
              1,300,000      5.950%, 08/01/10                                              Aaa/AAA              1,375,647

                             County of Maui, Hawaii, MBIA Insured
              1,250,000      3.800%, 03/01/16                                              Aaa/AAA              1,199,775
              1,105,000      5.000%, 03/01/19                                              Aaa/AAA              1,156,405

                             County of Maui, Hawaii, Series A, FGIC Insured,
                             Prerefunded 09/01/07 @101,
                             Collateral: U.S. Government Securities
              1,130,000      5.250%, 09/01/13                                              Aaa/AAA              1,143,831
              1,265,000      5.250%, 09/01/15                                              Aaa/AAA              1,280,484
              1,335,000      5.250%, 09/01/16                                              Aaa/AAA              1,351,340

                             County of Maui, Hawaii, Series A, FGIC Insured,
                             Prerefunded 03/01/08 @101,
                             Collateral: U.S. Government Securities
              1,200,000      5.125%, 03/01/14                                              Aaa/AAA              1,222,392
              1,050,000      5.125%, 03/01/16                                              Aaa/AAA              1,069,593
              2,590,000      5.250%, 03/01/18                                              Aaa/AAA              2,640,401

                             County of Maui, Hawaii, 2001 - Series A, MBIA Insured,
                             Partially Prerefunded
                             03/01/11 @100, Collateral: U.S. Government Securities
               465,000        5.500%, 03/01/18                                             Aaa/AAA                489,608

                             County of Maui, Hawaii, Series A, MBIA Insured,
                             Unrefunded Balance
               535,000        5.500%, 03/01/18                                             Aaa/AAA                560,525

                             County of Maui, Hawaii, 2002 - Series A, MBIA Insured,
                             Prerefunded to
                             03/01/12 @ 100, Collateral: U.S. Government Securities
              1,105,000      5.250%, 03/01/15                                              Aaa/AAA              1,163,565
              1,205,000      5.250%, 03/01/16                                              Aaa/AAA              1,268,865
              1,000,000      5.250%, 03/01/18                                              Aaa/AAA              1,053,000
              1,750,000      5.250%, 03/01/19                                              Aaa/AAA              1,842,750
              1,000,000      5.000%, 03/01/20                                              Aaa/AAA              1,042,470

                             County of Maui, Hawaii
                             , Series B, FGIC Insured
              1,065,000       5.250%, 03/01/11                                             Aaa/AAA              1,113,489

                             County of Maui, Hawaii
                             , Series C, FGIC Insured
              1,020,000      5.250%, 03/01/16                                              Aaa/AAA              1,063,615
              1,250,000      5.250%, 03/01/20                                              Aaa/AAA              1,296,988

                             State of Hawaii
                             , Series BZ, FGIC Insured
              3,700,000      6.000%, 10/01/11                                              Aaa/AAA              3,991,634
              3,500,000      6.000%, 10/01/12                                              Aaa/AAA              3,829,385

                             State of Hawaii,
                             Series CA, FGIC Insured
              2,000,000      5.750%, 01/01/11                                              Aaa/AAA              2,116,260

                             State of Hawaii,
                             Series CH
              1,000,000      4.750%, 11/01/11                                              Aa2/AA               1,028,250

                             State of Hawaii,
                             Series CH, FGIC Insured
              5,000,000      6.000%, 11/01/07                                              Aaa/AAA              5,035,000
              3,390,000      6.000%, 11/01/08                                              Aaa/AAA              3,485,530

                             State of Hawaii,
                             Series CL, FGIC Insured
              2,305,000      6.000%, 03/01/11                                              Aaa/AAA              2,465,059

                             State of Hawaii,
                             Series CM, FGIC Insured
              3,000,000      6.500%, 12/01/15                                              Aaa/AAA              3,507,450

                             State of Hawaii, Series CP, FGIC Insured, Prerefunded
                             to 10/01/07 @101,
                             Collateral: U.S. Government Securities
              3,565,000      5.000%, 10/01/13                                              Aaa/AAA              3,610,917
              1,565,000      5.000%, 10/01/14                                              Aaa/AAA              1,585,157
              3,565,000      5.000%, 10/01/15                                              Aaa/AAA              3,610,917
              5,135,000      5.000%, 10/01/17                                              Aaa/AAA              5,201,139

                             State of Hawaii, Series CP, FGIC Insured, Unrefunded
              1,435,000      5.000%, 10/01/13                                              Aaa/AAA              1,452,851
               630,000       5.000%, 10/01/14                                              Aaa/AAA                637,869
              1,435,000      5.000%, 10/01/15                                              Aaa/AAA              1,452,751
              2,060,000      5.000%, 10/01/17                                              Aaa/AAA              2,085,173

                             State of Hawaii,
                             Series CR, MBIA Insured,
                             Prerefunded 04/01/08 @101, Collateral: U.S.
                             Government Securities
              1,000,000      5.250%, 04/01/13                                              Aaa/AAA              1,020,650
              5,000,000      5.000%, 04/01/16                                              Aaa/AAA              5,094,200
              9,600,000      5.000%, 04/01/17                                              Aaa/AAA              9,780,864

                             State of Hawaii,
                             Series CS, MBIA Insured
              5,500,000      5.000%, 04/01/09                                              Aaa/AAA              5,603,235

                             State of Hawaii,
                             Series CU, Prerefunded
                             10/01/10 @100, MBIA Insured, Collateral: State
                             & Local Government Series 100%
              3,000,000      5.600%, 10/01/19                                              Aaa/AAA              3,154,500

                             State of Hawaii
                             , Series CV, FGIC Insured
             11,000,000      5.000%, 08/01/20                                              Aaa/AAA             11,301,070
              5,000,000      5.250%, 08/01/21                                              Aaa/AAA              5,203,950
              1,015,000      5.000%, 08/01/21                                              Aaa/AAA              1,041,634

                             State of Hawaii
                             , Series CX, FSA Insured
              8,725,000      5.500%, 02/01/13                                              Aaa/AAA              9,281,655
              2,500,000      5.500%, 02/01/21                                              Aaa/AAA              2,648,775

                             State of Hawaii,
                             Series CZ, FSA Insured
             14,000,000      5.250%, 07/01/18                                              Aaa/AAA             14,687,540

                             State of Hawaii,
                             Series CZ, FSA Insured
                             Prerefunded to 07/01/12 @100, Collateral:
                             U.S. Government Securities
              3,000,000      5.250%, 07/01/17                                              Aaa/AAA              3,169,470

                             State of Hawaii, Series DE, MBIA Insured
             10,000,000      5.000%, 10/01/21                                              Aaa/AAA             10,405,600

                             State of Hawaii, Series DF, AMBAC Insured
              3,500,000      5.000%, 07/01/18                                              Aaa/AAA              3,678,640
             10,000,000      5.000%, 07/01/22                                              Aaa/AAA             10,420,900
              3,500,000      5.000%, 07/01/23                                              Aaa/AAA              3,637,760
             10,000,000      5.000%, 07/01/24                                              Aaa/AAA             10,386,800

                             State of Hawaii, Series DG, AMBAC Insured, Refunding
              2,000,000      5.000%, 07/01/17                                              Aaa/AAA              2,109,020

                             State of Hawaii, Series DI, FSA Insured
              5,000,000      5.000%, 03/01/20                                              Aaa/AAA              5,246,750
              2,750,000      5.000%, 03/01/21                                              Aaa/AAA              2,879,663
              5,000,000      5.000%, 03/01/22                                              Aaa/AAA              5,224,700

                             State of Hawaii, Series DJ, AMBAC Insured
              5,000,000      5.000%, 04/01/23                                              Aaa/AAA              5,231,200

                                                                                                           ---------------
                             Total Hawaii General Obligation Bonds                                            378,761,822
                                                                                                           ---------------

Hawaii Revenue Bonds (37.6%)



                             Board of Regents, University of
                             Hawaii, University System,
                             Series A, FGIC Insured, Prerefunded to 07/15/12
                             @ 100, Collateral: State &
                             Local Government Series 100%
              2,000,000      5.500%, 07/15/19                                              Aaa/AAA              2,136,320
              2,000,000      5.500%, 07/15/21                                              Aaa/AAA              2,136,320
              2,000,000      5.500%, 07/15/22                                              Aaa/AAA              2,136,320
              3,000,000      5.500%, 07/15/29                                              Aaa/AAA              3,204,480

                             Board of Regents, University of
                             Hawaii, University System,
                             Series B, FSA Insured
              1,110,000      5.250%, 10/01/12                                              Aaa/AAA              1,163,979
              1,000,000      5.250%, 10/01/13                                              Aaa/AAA              1,047,040
              1,140,000      5.250%, 10/01/14                                              Aaa/AAA              1,192,269
              1,395,000      5.250%, 10/01/15                                              Aaa/AAA              1,457,859

                             City and County of Honolulu, Hawaii Board of Water
                             Supply & System, FSA
                             Insured, Prerefunded 07/01/2011 @100, U.S.
                             Government Securities
              1,490,000      5.125%, 07/01/21                                              Aaa/AAA              1,555,143

                             City and County of Honolulu, Hawaii
                             Board of Water Supply & System,
                             FSA Insured, Prerefunded to 07/01/11 @100, Collateral:
                             U.S. Government
                             Securities
              5,450,000      5.250%, 07/01/23                                              Aaa/AAA              5,713,181

                             City and County of Honolulu, Hawaii
                             Board of Water Supply & System,
                             Series A, FGIC Insured
              1,230,000      5.000%, 07/01/21                                              Aaa/AAA              1,278,487

                             City and County of Honolulu, Hawaii Board of Water
                             Supply & System , Series
                             A, MBIA Insured
             30,000,000      4.750%, 07/01/31                                              Aaa/AAA             30,043,200

                             City and County of Honolulu, Hawaii Multifamily Revenue
                             Maunakea
                             Apartments, FHA Insured -GNMA Collateral, AMT
              2,835,000      6.400%, 05/20/30                                              NR/AAA               3,000,025

                             City and County of Honolulu, Hawaii  Wastewater
                             Systems, FGIC Insured
              1,395,000       5.000%, 07/01/12                                             Aaa/NR               1,436,194

                             City and County of Honolulu, Hawaii Wastewater
                             Systems, Series A, FGIC
                                     Insured
              1,825,000      5.000%, 07/01/22                                              Aaa/AAA              1,901,814

                             City and County of Honolulu, Hawaii
                             Wastewater Systems,
                             Junior Series, FGIC Insured
              2,000,000      5.250%, 07/01/18                                              Aaa/AAA              2,065,420
              5,055,000      5.000%, 07/01/23                                              Aaa/AAA              5,176,017

                             City and County of Honolulu, Hawaii
                             Wastewater Systems,
                             Senior Series, AMBAC Insured
              1,810,000      5.500%, 07/01/11                                              Aaa/NR               1,911,903

                             City & County of Honolulu, Hawaii Wastewater Systems,
                             Senior Series A, FGIC
                                     Insured
              2,370,000      5.000%, 07/01/18                                              Aaa/AAA              2,490,965
              2,000,000      5.000%, 07/01/24                                              Aaa/AAA              2,077,360

                             City & County of Honolulu, Hawaii Wastewater Systems,
                             First Bond Resolution,
                             Series SR, Prerefunded to 07/01/11 @100, Collateral:
                             State & Local
                             Government Series 100%
              1,065,000      5.500%, 07/01/16                                              Aaa/NR               1,126,174
              3,000,000      5.500%, 07/01/17                                              Aaa/NR               3,172,320
              2,310,000      5.500%, 07/01/18                                              Aaa/NR               2,442,686
              2,000,000      5.250%, 07/01/19                                              Aaa/NR               2,096,580

                             City and County of Honolulu, Hawaii Wastewater
                             System First Bond Resolution,
                             Senior Series A, MBIA Insured
              1,000,000      5.000%, 07/01/36                                              Aaa/AAA              1,030,660

                             City and County of Honolulu, Hawaii Wastewater
                             System Second Bond, Junior
                             B-1 Remarket 09/15/06, MBIA Insured
              1,340,000      5.000%, 07/01/18                                              Aaa/AAA              1,415,455
              1,935,000      5.000%, 07/01/19                                              Aaa/AAA              2,038,039
              2,035,000      5.000%, 07/01/20                                              Aaa/AAA              2,138,724
             19,715,000      5.000%, 07/01/32                                              Aaa/AAA             20,378,213

                             City and County of Honolulu, Hawaii Board of Water
                             Supply Water Systems, FSA
                             Insured, Unrefunded Balance
              1,510,000      5.125%, 07/01/21                                              Aaa/AAA              1,560,238

                             Department of Budget and Finance
                             of the State of Hawaii Special
                             Purpose (The
                             Queen's Health System), Series B,
                             MBIA Insured
                             Prerefunded to 07/01/08 @ 102, Collateral: U.S.
                             Treasury Strips 100%
              8,000,000      5.250%, 07/01/23                                              Aaa/AAA              8,271,200

                             Department of Hawaiian Home Lands
                             (State of Hawaii), Escrowed to Maturity, Collateral:
                             US Government Securities
              1,310,000      4.150%, 07/01/08                                               A3/NR               1,312,764

                             Department of Hawaiian Home Lands
                             (State of Hawaii), Prerefunded to 07/01/09 @101,
                             Collateral: US Government
                                   Securities
              1,525,000      4.350%, 07/01/10                                               A3/NR               1,536,895
              1,245,000      4.450%, 07/01/11                                               A3/NR               1,256,790

                              Hawaii State Department of Budget and Finance Special
                              Purpose Revenue
                             (Chaminade University, Honolulu), Radian Insured
              1,000,000      5.000%, 01/01/26                                             NR/AA(1)              1,023,610

                             Hawaii State Department of Budget and Finance Special
                             Purpose Revenue Linked
                             Certificates  (Kapiolani Health Care)
              5,000,000      6.400%, 07/01/13                                             Baa1/BBB+             5,379,850

                             Hawaii State Department of Budget and Finance
                             Special Purpose Revenue (Mid
                             Pacific Institute), Radian Insured
              2,000,000      4.625%, 01/01/31                                               NR/AA               1,902,320
              1,210,000      4.625%, 01/01/36                                               NR/AA               1,136,226

                             Hawaii State Department of Budget and Finance
                             Special Purpose Revenue (Hawaiian
                             Electric Company, Inc.), Series A,
                             AMBAC Insured
              4,965,000      5.500%, 12/01/14                                              Aaa/AAA              5,186,091

                             Hawaii State Department of Budget and Finance Special
                             Purpose Revenue (Hawaiian
                             Electric Company, Inc.), Series A,
                             MBIA Insured
              4,125,000      4.950%, 04/01/12                                              Aaa/AAA              4,294,208

                             Hawaii State Department of Budget and Finance
                             Special Purpose Revenue
                             Refunding (Hawaiian Electric Company, Inc.) Series
                             A-AMT, FGIC Insured
              5,000,000      4.800%, 01/01/25                                              Aaa/AAA              4,959,100

                             Hawaii State Department of Budget and Finance of
                             the State of Hawaii Special Purpose Revenue
                              (Hawaiian Electric
                             Company, Inc. and Subsidiaries
                             Projects), Series A-AMT, MBIA Insured
              5,700,000      5.650%, 10/01/27                                              Aaa/AAA              6,050,379

                             Hawaii State Department of Budget and Finance
                             Special Purpose Revenue (Hawaiian
                             Electric Company, Inc., and
                             Subsidiaries Projects), Series B-AMT,
                             XL Capital Insured
              1,000,000      5.000%, 12/01/22                                              Aaa/AAA              1,018,890

                             Hawaii State Department of Budget and Finance
                             Special Purpose Revenue (Hawaiian
                             Electric Company, Inc.), Series
                             D-AMT, AMBAC Insured
              2,500,000      6.150%, 01/01/20                                              Aaa/AAA              2,594,975

                             Housing Finance and Development
                             Corporation (State of Hawaii) Single
                             Family Mortgage,
                             Series A-AMT, FNMA Insured
              2,800,000      5.300%, 07/01/22                                              Aaa/AAA              2,853,984
              3,405,000      5.750%, 07/01/30                                              Aaa/AAA              3,489,001
               950,000       5.400%, 07/01/30                                              Aaa/AAA                970,463

                             Housing Finance and Development
                             Corporation (State of Hawaii) Single
                             Family Mortgage,
                             Series B, FNMA Insured
              9,350,000      5.450%, 07/01/17                                              Aaa/AAA              9,500,629
              6,800,000      5.300%, 07/01/28                                              Aaa/AAA              6,940,964

                             Housing Finance and Development
                             Corporation (State of Hawaii) University
                              of Hawaii Faculty Housing Project,
                              AMBAC Insured
              2,125,000      5.650%, 10/01/16                                              Aaa/AAA              2,134,541
              4,000,000      5.700%, 10/01/25                                              Aaa/AAA              4,018,440

                             State of Hawaii Airport System,
                              AMT, FGIC Insured
              4,000,000      5.750%, 07/01/17                                              Aaa/AAA              4,215,000
             11,000,000      5.625%, 07/01/18                                              Aaa/AAA             11,533,060
              6,000,000      5.250%, 07/01/21                                              Aaa/AAA              6,158,220

                             State of Hawaii Airport System,
                             AMT, Second Series,
                              Escrowed to Maturity, MBIA Insured, Collateral:
                             U.S. Government Securities
              6,455,000      6.900%, 07/01/12                                              Aaa/AAA              6,963,525

                             State of Hawaii Airport System
                             , Series B-AMT, FGIC Insured
              3,000,000      8.000%, 07/01/10                                              Aaa/AAA              3,327,750

                             State of Hawaii Harbor Capital
                             Improvement Revenue, AMT,
                             MBIA Insured
              3,850,000      5.750%, 07/01/17                                              Aaa/AAA              3,933,160

                             State of Hawaii Harbor Capital
                             Improvement Revenue, Series
                             B-AMT, AMBAC Insured
              3,000,000      5.500%, 07/01/19                                              Aaa/AAA              3,147,720

                             State of Hawaii Harbor System Revenue,
                              Series A-AMT, FSA
                                     Insured
              2,000,000      5.750%, 07/01/17                                              Aaa/AAA              2,103,880
              1,500,000      5.900%, 07/01/21                                              Aaa/AAA              1,583,730
              3,345,000      5.000%, 01/01/31                                              Aaa/AAA              3,384,203

                             State of Hawaii Harbor System Revenue, Series A-AMT
              2,415,000      4.750%, 01/01/11                                               A1/A+               2,453,761

                             State of Hawaii Harbor System Revenue,
                              Series B-AMT, FSA
                                     Insured
              2,000,000      5.000%, 01/01/11                                              Aaa/AAA              2,054,680

                             State of Hawaii Highway Revenue
                             Prerefunded 07/01/11 @100, FSA Insured,
                             Collateral: State & Local Government
                                   Series 100%
              1,530,000      5.375%, 07/01/14                                              Aaa/AAA              1,610,876
              2,720,000      5.500%, 07/01/19                                              Aaa/AAA              2,842,427
              2,000,000      5.375%, 07/01/20                                              Aaa/AAA              2,105,720
              1,110,000      5.500%, 07/01/20                                              Aaa/AAA              1,159,961

                             State of Hawaii Highway Revenue, Series A, FSA Insured
              1,000,000      5.000%, 07/01/20                                              Aaa/AAA              1,046,210
              2,000,000      5.000%, 07/01/22                                              Aaa/AAA              2,084,180

                             State of Hawaii Highway Revenue, Series B, FSA Insured
              2,000,000      5.000%, 07/01/16                                              Aaa/AAA              2,115,980

                             University of Hawaii Revenue Refunding, Series A,
                             MBIA Insured
             10,000,000      4.500%, 07/15/32                                              Aaa/AAA              9,509,600

                                                                                                           ---------------
                              Total Hawaii Revenue Bonds                                                      259,688,348
                                                                                                           ---------------

Missouri Bonds (2.0%):
                             Kansas City, Missouri Industrial Development
                             Authority Revenue - Ewing
                             Marion Kaufman Foundation, Daily Reset, VRDO*
              2,500,000      3.910%, 04/01/27                                              NR/AAA               2,500,000

                             Missouri Development Financial Board Cultural
                             Facilities Revenue - Nelson
                             Gallery Foundation Series B, Daily Reset,
                             VRDO*, MBIA Insured, Standby
                             Purchase Agreement JPMorgan Chase Bank NA
             11,420,000      3.860%, 12/01/31                                              Aaa/AAA             11,420,000

                                                                                                           ---------------
                              Total Missouri Bonds                                                             13,920,000
                                                                                                           ---------------

Puerto Rico Bonds (6.3%):
                             Puerto Rico Commonwealth
                             Aqueduct and Sewer Authority
                             Revenue Bonds, MBIA Insured
              2,500,000      5.000%, 07/01/15                                              Aaa/AAA              2,519,950

                             Puerto Rico Commonwealth Government Facilities
                             Revenue Bonds, Series A, FSA
                                     Insured
              1,600,000      5.250%, 07/01/19                                             NR/AAA(2)             1,750,656

                             Puerto Rico Commonwealth Highway & Transportation
                             Authority Revenue, Series
                             G, FGIC Insured
              1,000,000      5.250%, 07/01/15                                              Aaa/AAA              1,065,980

                             Puerto Rico Commonwealth Highway & Transportation
                             Authority Revenue
                             Refunding Series L, MBIA Insured
              6,000,000      5.250%, 07/01/23                                              Aaa/AAA              6,588,360

                             Puerto Rico Commonwealth Infrastructure Finance
                             Authority Special Capital
                             Appreciation, Series A, AMBAC Insured
              5,685,000      zero coupon, 07/01/29                                         Aaa/AAA              2,020,676

                             Puerto Rico Commonwealth Public
                             Finance Corp. Revenue Bonds, Series
                             A, Prerefunded 08/01/11 @100,
                             MBIA Insured, Collateral: 38% U.S. Treasury; 62%
                             U.S. Government Securities
              5,000,000      5.500%, 08/01/17                                              Aaa/AAA              5,298,400

                             Puerto Rico Commonwealth Public  Improvement General
                             Obligation Bonds, MBIA
                                     Insured
              1,800,000      5.250%, 07/01/13                                              Aaa/AAA              1,867,410

                             Puerto Rico Commonwealth Public
                             Improvement General Obligation Bonds,
                             Series A, FGIC Insured
              2,000,000      5.500%, 07/01/16                                              Aaa/AAA              2,210,320

                             Puerto Rico Commonwealth Public Improvement General
                             Obligation Bonds
                             Refunding, Series A, MBIA Insured
              6,245,000      5.500%, 07/01/20                                              Aaa/AAA              6,978,225

                             Puerto Rico Commonwealth Public
                             Improvement General Obligation
                             Bonds, Series CR, FSA Insured
              1,060,000      5.250%, 07/01/17                                              Aaa/AAA              1,154,552

                             Puerto Rico Electric Power Authority Power Revenue
                             Bonds Series QQ, XLCA
                                     Insured
              3,195,000      5.500%, 07/01/16                                              Aaa/AAA              3,520,890

                             Puerto Rico Electric Power Authority Power Revenue
                             Series TT
              7,000,000      5.000%, 07/01/26                                              A3/BBB+              7,216,510

                             Puerto Rico Electric Power Authority Power Revenue,
                              Refunding Series UU
              1,000,000      4.250%, 07/01/13                                              A3/BBB+              1,002,620

                                                                                                           ---------------
                              Total Puerto Rico Bonds                                                           43,194,549
                                                                                                           ---------------



                               Total
                               Investments
                               (cost
                               $683,283,209-note
                               b) - 100.8%                                                                    695,564,719
                             Other assets less liabilities - (0.8)%                                            (5,658,543)
                                                                                                          ------------------
                             NET ASSETS - 100.0%                                                          $   689,906,176
                                                                                                          ==================


                                                                  Percent of
         Portfolio Distribution By Quality Rating (unaudited)     Portfolio

         Aaa or #Aaa of Moody's or AAA of S&P                      96.4  %
         Aa of Moody's or AA of S&P                                 0.7
          A of Moody's or S&P                                       2.1
         Baa of Moody's or BBB of S&P                               0.8
                                                               ------------
                                                                  100.0   %
                                                               ==========
* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

1 Rated AA by Fitch.
2 Rated AAA by Fitch.

                                     PORTFOLIO ABBREVIATIONS:
        AMBAC                American Municipal Bond Assurance Corporation
        AMT                  Alternative Minimum Tax
        CIFG                 CDC IXIS Financial Guaranty
        FGIC                 Financial Guaranty Insurance Co.
        FNMA                 Federal National Mortgage Association
        FSA                  Financial Securities Assurance
        GNMA                 Government National Mortgage Association
        MBIA                 Municipal Bond Investors Assurance
        NR                   Not Rated
        TCRS                 Transferable Custodial Receipts
        VRDO                 Variable Rate Demand Obligation
        XLCA                 XL Capital Assurance

                       See accompanying notes to financial
                                  statements.

                             Hawaiian Tax-Free Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $683,283,210 amounted to $12,281,509, which consisted of aggregate gross unrealized appreciation of $14,145,690 and aggregate gross unrealized depreciation of $1,864,181.






Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).







                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 22, 2007


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 22, 2007